RELATED PARTY BALANCES AND TRANSACTIONS (Details) - Schedule of provided by related parties - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investors and borrower acquisition and referral services:
Subtotal			¥ 901
Credit inquiry services:
Subtotal
Total	519		1,259
Beijing Jiuzao [Member]
Investors and borrower acquisition and referral services:
Subtotal			852
Shanghai Qiuzhi [Member]
Investors and borrower acquisition and referral services:
Subtotal			49
Hainan Chenxi [Member]
Insurance agency service:
Subtotal	519
Hangzhou Shuyun [Member]
Credit inquiry services:
Subtotal			¥ 358